Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

	As of December 31,
	2012	2011
Products
Nickel (co-products and by-products)	1,662	1,771
Iron ore and pellets	1,086	1,137
Manganese and ferroalloys	90	240
Fertilizer	373	387
Copper concentrate	64	72
Coal	311	277
Others	11	91
Spare parts and maintenance supplies	1,455	1,276

	5,052	5,251